State Street SPDR SP International Dividend ETF Investment Objectives and Goals - State Street SPDR SP International Dividend ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P® International Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields.